Segment Reporting - Summary of Reconciliation of Loss from Operations and Segment Gross Margin (Detail) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	$ 72,644	$ 56,991
Cost of goods sold	(79,689)	(53,457)
Segment gross (loss)	(7,045)	3,534
Selling, general and administration expense	36,437	46,851
Product development expense	7,114	6,521
Foreign currency (gain)/loss	102	152
Loss from operations	$ (50,494)	$ (49,686)
Segment gross margin	(9.70%)	6.20%
Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	$ 72,644	$ 56,991
Cost of goods sold	(79,689)	(53,457)
Segment gross (loss)	(7,045)	3,534
Selling, general and administration expense	(36,437)	(46,851)
Product development expense	(7,114)	(6,521)
Foreign currency (gain)/loss	102	152
Loss from operations	$ (50,494)	$ (49,686)